Warrants - Additional Information (Detail) - USD ($)					3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 28, 2020	Aug. 25, 2020	Mar. 31, 2020	Jan. 01, 2019	Mar. 31, 2021	Mar. 31, 2020	Feb. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2019	Feb. 05, 2020
Class of Warrant or Right [Line Items]
Class of warrant or right issued	102,435	150,000	26,225	20,533	0	26,225	31,470
Contractual term			7 years	7 years		7 years
Strike price	$ 10.00	$ 5.90	$ 5.67	$ 4.79		$ 5.67	$ 5.57				$ 4.87
Fair value of warrant			$ 101,478	$ 82,141		$ 101,478	$ 114,631	$ 685,441
Warrant received							$ 5,245
Class of warrant or right vested		21,854
Warrant expense					$ 237,768	$ 190,993		$ 1,443,426	$ 574,324
Settlement transaction		21,854
Non-assessable shares of common stock		13,301			10,050,849			10,050,849	8,180,937
Class of warrant or right exercised in period					0	0				0
First Anniversary Date Of Grant
Class of Warrant or Right [Line Items]
Fair value of warrant		$ 601,245
Selling, General and Administrative
Class of Warrant or Right [Line Items]
Warrant expense		$ 87,597			$ 237,768			$ 210,848